Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent events
Subsequent events

39Subsequent events

Early payment of BNDES contracts

On January 29, 2018, the Company prepaid the amount of R$ 909 million regarding to contracts signed with BNDES for forestry and industrial projects, with original maturities between 2018 and 2022 and interest rates of TJLP plus 2.42% p.a. and 4.65% p.a., UMBNDES (currency basket) plus 2.42% p.a. and 2.48% p.a. and fixed interest rate of 6% p.a. The balances regarding the contracts paid were presented as current liabilities as of December 31, 2017. This settlement helps the decrease of the Company’s average debt cost.

Export credits (prepayments) contracted

On December 10, 2018, the Company, through its subsidiary Fibria International Trade GmbH, entered into an export prepayment contract, in the amount of US$ 170 million (equivalent to R$ 547,723), with quarterly interest payments of 1.15% p.a. plus quarterly LIBOR, depending on the current risk rating of the Company, with a five-year term. The funds were received on January 16, 2018.

Hiring of port services

On January 29, 2018, the Company’s Board of Directors approved the hiring of logistic operations services for the handling of pulp, with a take-or-pay condition, to be rendered by Embraport - Empresa Brasileira de Terminais Portuários S.A. (“DP World Santos”), in its private use terminal located at the left bank of the Santos Estuary, São Paulo State, where will be constructed by the Company a logistic port installation dedicated to the warehousing, handling and shipping of pulp, with an estimated investment of R$ 700 million.

The port operation will start after the conclusion of the new warehouse and other harbor-logistic structures, expected to take place up to the end of 2020. It is assured to the Company the use of the port services in this terminal up to 2039, which could be extended up to 2042, subject to the obtaining of the port authorization renew by DP World Santos. The contracts were signed on January 29, 2018.